VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Automobiles & Components: 0.1%
Zhejiang Qianjiang Motorcycle Co. Ltd. *	6,000	$20,426
Banks: 0.5%
Bank of Chengdu Co. Ltd.	38,900	76,831
Capital Goods: 6.0%
Dongguan Dingtong Precision Metal Co. Ltd.	1,500	13,604
Greentown Management Holdings Co. Ltd. 144A	12,000	11,257
Guangzhou Haoyang Electronic Co. Ltd.	1,900	29,511
Guangzhou KDT Machinery Co. Ltd.	8,260	21,069
Hangzhou Weiguang Electronic Co. Ltd.	2,700	10,072
Hangzhou Zhongtai Cryogenic Technology Corp.	4,600	10,283
Jiangsu Hengli Hydraulic Co. Ltd.	9,944	95,923
Jiangxi Special Electric Motor Co. Ltd. *	32,100	72,057
Jingjin Equipment, Inc.	5,700	23,284
Keda Industrial Group Co. Ltd.	30,900	65,050
Morimatsu International Holdings Co. Ltd. *	9,000	10,740
Nantong Jianghai Capacitor Co. Ltd.	11,900	38,008
Ningbo Haitian Precision Machinery Co. Ltd.	1,900	8,237
Shanghai Hanbell Precise Machinery Co. Ltd.	12,700	46,853
Shanxi Coal International Energy Group Co. Ltd.	20,100	46,680
Shijiazhuang Shangtai Technology Co. Ltd. *	6,800	68,373
TBEA Co. Ltd.	73,300	231,699
TKD Science and Technology Co. Ltd. *	4,100	15,958
Warom Technology, Inc. Co.	3,300	13,700
Wuxi Shangji Automation Co. Ltd.	3,640	54,189
Xinte Energy Co. Ltd. †	28,400	73,200
		959,747
Consumer Durables & Apparel: 5.2%
Biem.L.Fdlkk Garment Co. Ltd.	10,700	50,207
Chow Tai Seng Jewellery Co. Ltd.	8,900	20,540
DR Corp. Ltd.	9,000	69,736
Ecovacs Robotics Co. Ltd.	4,000	48,028
Huali Industrial Group Co. Ltd.	23,900	182,977
Li Ning Co. Ltd. *	53,500	420,716
Tonze New Energy Technology Co. Ltd. *	5,500	13,387
Wenzhou Yuanfei Pet Toys Products Co. Ltd. *	3,300	11,908
	Number of Shares	Value
Consumer Durables & Apparel (continued)
Zhejiang Cayi Vacuum Container Co. Ltd.	2,400	$10,869
		828,368
Consumer Services: 0.3%
East Buy Holding Ltd. 144A * †	10,500	44,945
Energy: 10.7%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd.	12,100	15,367
Guanghui Energy Co. Ltd.	98,400	132,568
Guizhou Panjiang Refined Coal Co. Ltd.	19,300	20,320
Inner Mongolia Yitai Coal Co. Ltd.	54,700	80,398
Jinneng Holding Shanxi Coal Industry Co. Ltd.	39,800	64,763
Jizhong Energy Resources Co. Ltd.	28,700	28,578
PetroChina Co. Ltd.	1,394,000	823,478
Pingdingshan Tianan Coal Mining Co. Ltd.	29,600	44,635
Shaanxi Coal Industry Co. Ltd.	73,300	217,091
Shandong Xinchao Energy Corp. Ltd. *	108,700	39,736
Shanxi Lanhua Sci-Tech Venture Co. Ltd.	14,400	26,928
Shanxi Lu'an Environmental Energy Development Co. Ltd.	24,100	76,888
Yankuang Energy Group Co. Ltd.	28,200	146,211
		1,716,961
Food, Beverage & Tobacco: 14.3%
Anhui Yingjia Distillery Co. Ltd.	4,400	42,649
Cheng De Lolo Co. Ltd. *	22,700	29,188
China Feihe Ltd. 144A	90,000	67,451
Chongqing Brewery Co. Ltd.	4,700	85,629
Jiangsu King's Luck Brewery JSC Ltd.	11,200	105,751
JiuGui Liquor Co. Ltd.	5,400	101,543
Luzhou Laojiao Co. Ltd.	16,028	592,312
Meihua Holdings Group Co. Ltd.	39,800	56,720
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	9,395	371,757
Sichuan Swellfun Co. Ltd.	4,300	47,139
Wuliangye Yibin Co. Ltd.	27,830	795,641
		2,295,780
Health Care Equipment & Services: 5.5%
Andon Health Co. Ltd.	6,300	40,625
Dian Diagnostics Group Co. Ltd.	13,700	57,202
Guangzhou Kingmed Diagnostics Group Co. Ltd.	6,400	82,146
Guangzhou Wondfo Biotech Co. Ltd.	7,630	34,579
Hangzhou Alltest Biotech Co. Ltd.	600	9,198
Jiangsu Bioperfectus Technologies Co. Ltd.	577	7,286
JiangXi Sanxin Medtec Co. Ltd.	8,800	12,619

1

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Health Care Equipment & Services (continued)
Sansure Biotech, Inc.	6,676	$23,093
Shanghai Labway Clinical Laboratory Co. Ltd. *	5,200	17,495
Shanghai MicroPort Endovascular MedTech Group Co. Ltd.	800	20,044
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	10,144	460,560
Shenzhen YHLO Biotech Co. Ltd.	7,900	21,741
Suzhou Iron Technology Co. Ltd.	1,900	10,640
Tofflon Science & Technology Group Co. Ltd.	10,600	41,634
Wuhan Easydiagnosis Biomedicine Co. Ltd.	2,500	20,173
Zhejiang Gongdong Medical Technology Co. Ltd.	2,700	27,329
		886,364
Household & Personal Products: 0.1%
Tongling Jieya Biologic Technology Co. Ltd.	2,000	11,529
Industrials: 0.0%
Sichuan Languang Justbon Services Group Co. Ltd. ∞	3,300	0
Materials: 20.1%
Anhui Annada Titanium Industry Co. Ltd.	4,800	9,521
Anhui Guangxin Agrochemical Co. Ltd.	8,100	38,947
Anhui Jinhe Industrial Co. Ltd.	6,800	29,799
Canmax Technologies Co. Ltd. *	12,400	92,665
Chengxin Lithium Group Co. Ltd.	11,900	59,812
China Hongqiao Group Ltd.	56,600	54,391
China Jushi Co. Ltd.	53,200	113,214
China Northern Rare Earth Group High-Tech Co. Ltd.	52,300	198,845
CNSIG Inner Mongolia Chemical Industry Co. Ltd.	19,400	41,647
Dalian Bio-Chem Co. Ltd. *	2,300	5,852
Dongyue Group Ltd.	32,000	33,075
Fufeng Group Ltd. †	30,000	17,282
Fujian Yongan Forestry Group *	7,100	9,601
Ganfeng Lithium Group Co. Ltd.	42,400	411,034
Guangzhou Tinci Materials Technology Co. Ltd.	38,100	233,143
Huafon Chemical Co. Ltd.	41,000	44,583
Hubei Shuanghuan Science and Technology Stock Co. Ltd. *	7,900	10,655
Hubei Yihua Chemical Industry Co. Ltd. *	18,200	37,885
Hunan Haili Chemical Industry Co. Ltd. *	9,000	11,191
Inner Mongolia ERDOS Resources Co. Ltd.	11,680	26,115
	Number of Shares	Value
Materials (continued)
Jiangsu Changhai Composite Materials Co. Ltd.	9,700	$22,590
Jiangsu Flag Chemical Industry Co. Ltd.	6,600	17,791
Jiangsu Sopo Chemical Co.	12,700	15,167
Jiangxi Chenguang New Materials Co. Ltd.	4,460	22,057
KBC Corp. Ltd.	2,210	60,444
Lier Chemical Co. Ltd.	10,600	26,528
Nantong Jiangshan Agrochemical & Chemical LLC	3,900	22,649
Qinghai Salt Lake Industry Co. Ltd. *	82,200	267,562
Satellite Chemical Co. Ltd.	38,555	89,761
Shandong Fiberglass Group Co. Ltd.	8,780	11,189
Shandong Haihua Co. Ltd.	12,400	13,930
Shandong Hualu Hengsheng Chemical Co. Ltd.	33,900	174,045
Shanghai Chlor-Alkali Chemical Co. Ltd.	7,500	10,927
Shenghe Resources Holding Co. Ltd.	27,700	57,134
Shinghwa Advanced Material Group Co. Ltd.	2,900	34,644
Sichuan Anning Iron and Titanium Co. Ltd.	6,800	36,901
Sichuan Hebang Biotechnology Co. Ltd.	125,600	54,796
Sichuan Meifeng Chemical IND	11,100	13,048
Sichuan Yahua Industrial Group Co. Ltd.	24,800	76,579
Sinomine Resource Group Co. Ltd.	8,700	89,198
Snowsky Salt Industry Group Co. Ltd.	33,800	40,374
Tangshan Sunfar Silicon Industry Co. Ltd. *	3,500	17,088
Tianqi Lithium Corp. *	25,400	279,814
Xinjiang Xuefeng Sci-Tech Group Co. Ltd.	12,700	15,871
YongXing Special Materials Technology Co. Ltd.	7,100	87,122
Youngy Co. Ltd. *	4,300	47,527
Zangge Mining Co. Ltd.	11,300	39,808
Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	18,700	23,674
Zhejiang Oceanking Development Co. Ltd.	4,400	9,167
Zhejiang Xinan Chemical Industrial Group Co. Ltd.	27,340	60,524
		3,217,166
Media & Entertainment: 7.5%
37 Interactive Entertainment Network Technology Group Co. Ltd.	31,600	130,849
Focus Technology Co. Ltd.	5,900	20,104
G-bits Network Technology Xiamen Co. Ltd.	900	62,412

2

	Number of Shares	Value
Media & Entertainment (continued)
Heilongjiang Publishing & Media Co. Ltd.	10,100	$16,238
Hubei Century Network Technology Co. Ltd. *	4,100	17,865
Kingnet Network Co. Ltd. *	30,700	54,243
Lecron Industrial Development Group Co. Ltd. *	27,500	39,426
Tencent Holdings Ltd.	17,600	860,094
		1,201,231
Pharmaceuticals, Biotechnology & Life Sciences: 12.3%
Asymchem Laboratories Tianjin Co. Ltd.	1,500	29,121
Beijing Hotgen Biotech Co. Ltd.	1,345	9,570
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.	12,461	210,766
Changchun High & New Technology Industry Group, Inc.	7,100	168,963
Chengdu Kanghua Biological Products Co. Ltd.	2,000	26,961
China Medical System Holdings Ltd.	26,000	41,022
Chongqing Zhifei Biological Products Co. Ltd.	36,200	432,838
Daan Gene Co. Ltd.	22,300	52,314
Getein Biotech, Inc.	6,100	11,911
Guangdong Hybribio Biotech Co. Ltd.	6,500	16,311
Hangzhou Biotest Biotech Co. Ltd.	1,983	12,368
Hubei Jumpcan Pharmaceutical Co. Ltd.	7,400	30,745
Hunan Jiudian Pharmaceutical Co. Ltd.	5,900	24,350
Jiangsu Cowin Biotech Co. Ltd. *	2,400	14,274
Porton Pharma Solutions Ltd.	7,700	41,584
SciClone Pharmaceuticals Holdings Ltd. 144A	4,500	5,878
Shandong WIT Dyne Health Co. Ltd.	4,100	21,634
Shanghai Medicilon, Inc.	1,600	36,401
Shenyang Xingqi Pharmaceutical Co. Ltd.	2,000	38,323
Tonghua Dongbao Pharmaceutical Co. Ltd.	33,100	57,150
WuXi AppTec Co. Ltd.	42,700	494,093
Xiamen Amoytop Biotech Co. Ltd.	2,200	14,458
Zhejiang Garden Bio-Chemical High-tech Co. Ltd.	8,700	17,175
Zhejiang Jiuzhou Pharmaceutical Co. Ltd.	11,600	56,180
Zhejiang NHU Co. Ltd.	34,992	91,456
Zhejiang Orient Gene Biotech Co. Ltd.	1,703	16,984
		1,972,830
	Number of Shares	Value
Real Estate Management & Development: 1.3%
A-Living Smart City Services Co. Ltd. 144A †	15,000	$13,004
CIFI Ever Sunshine Services Group Ltd. †	20,000	7,806
Country Garden Services Holdings Co. Ltd.	47,000	81,032
Evergrande Property Services Group Ltd. 144A *∞	44,000	0
Longfor Group Holdings Ltd. 144A	36,500	102,943
Powerlong Commercial Management Holdings Ltd.	4,000	2,892
		207,677
Semiconductors & Semiconductor Equipment: 8.8%
Amlogic Shanghai Co. Ltd. *	4,500	55,075
Dioo Microcircuits Co. Ltd. Jiangsu *	6,400	37,969
GigaDevice Semiconductor, Inc.	11,880	211,700
Jiangsu Pacific Quartz Co. Ltd. *	3,600	64,739
SG Micro Corp.	5,600	126,796
Shanghai Orient-Chip Technolog Co. Ltd. *	1,800	22,096
StarPower Semiconductor Ltd.	3,100	124,147
Thinkon Semiconductor Jinzhou Corp.	1,600	12,239
Tongwei Co. Ltd.	55,500	314,671
Unigroup Guoxin Microelectronics Co. Ltd.	13,900	224,995
Yangling Metron New Material, Inc.	5,300	34,677
Yangzhou Yangjie Electronic Technology Co. Ltd.	5,500	44,114
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	14,400	137,408
		1,410,626
Software & Services: 0.7%
Beijing CTJ Information Technology Co. Ltd.	2,400	45,922
Chinasoft International Ltd. *	58,000	36,744
Fujian Boss Software Development Co. Ltd.	11,200	38,243
		120,909
Technology Hardware & Equipment: 3.6%
Anfu CE LINK Ltd.	1,800	8,725
Avary Holding Shenzhen Co. Ltd.	11,300	51,133
Beijing JCZ Technology Co. Ltd. *	2,500	10,306
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd.	3,100	34,805
China Zhenhua Group Science & Technology Co. Ltd.	7,900	103,704
Cowell e Holdings, Inc. *	5,000	11,960
Donghua Testing Technology Co. Ltd.	2,200	14,137
Eoptolink Technology, Inc. Ltd.	11,523	81,622

3

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Technology Hardware & Equipment (continued)
Guangxi Oriental Intelligent Manufacturing Technology Co. Ltd. *	26,300	$12,544
Shenzhen BSC Technology Co. Ltd.	1,500	12,688
Sihui Fuji Electronic Technology Co. Ltd.	2,100	12,187
Xiamen Faratronic Co. Ltd.	3,100	65,997
Yealink Network Technology Corp. Ltd.	10,800	119,766
Zhuzhou Hongda Electronics Corp. Ltd.	5,200	34,591
		574,165
Transportation: 2.6%
Anhui Expressway Co. Ltd.	6,500	8,469
	Number of Shares	Value
Transportation (continued)
Antong Holdings Co. Ltd. *	53,300	$25,263
COSCO SHIPPING Holdings Co. Ltd.	136,900	220,222
Eastern Air Logistics Co. Ltd.	12,100	26,850
Shanghai Zhonggu Logistics Co. Ltd.	16,500	41,083
YTO Express Group Co. Ltd.	35,500	94,605
		416,492
Utilities: 0.1%
Xinjiang Xintai Natural Gas Co. Ltd.	5,200	17,496
Total Common Stocks (Cost: $16,956,809)		15,979,543
Total Investments: 99.7% (Cost: $16,956,809)		15,979,543
Other assets less liabilities: 0.3%		46,996
NET ASSETS: 100.0%		$16,026,539

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $147,684.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $245,478, or 1.5% of net assets.
4